Benefit Plans (Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign Plan [Member]
Components of Net Periodic Benefit Cost:
Service cost	$ 4	$ 6	$ 6
Interest cost	17	15	14
Expected return on plan assets	(7)	(8)	(7)
Amortization of prior service cost	0	0	0
Amortization of net loss	1	3	2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Curtailment	0	(17)	0
Total pension cost	15	(1)	15
UNITED STATES
Components of Net Periodic Benefit Cost:
Service cost	14	14	12
Interest cost	28	24	35
Expected return on plan assets	(53)	(59)	(58)
Amortization of prior service cost	4	4	5
Amortization of net loss	8	15	14
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Curtailment	0	0	0
Total pension cost	$ 1	$ (2)	$ 8